Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) - Regulatory Assets [Member] - CAD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Pension Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss (gain)	$ 95	$ 55
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Components Of Regulatory Assets Expected To Be Amortized As Components Of Net Periodic Benefit Cost [Line Items]
Actuarial loss (gain)	$ 2	$ (1)